8. BUSINESS ACQUISITION AND DISPOSAL	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
BUSINESS ACQUISITION AND DISPOSAL

On March 29, 2012, the Company acquired Excellong E&P-2, Inc., a Texas corporation for a total purchase price of $3.75 million. Excellong E&P-2’s sole asset was an approximately 8% working interest in certain oil and gas leases covering approximately 1,650 net acres in the Leighton Field located in McMullen County, Texas, which is currently producing oil and natural gas from the Eagle Ford shale formation (the “Eagle Ford Asset”). The purchase was accounted for as a business combination; however, the Company acquired no other assets or liabilities other than the working interests and tangible equipment associated with producing wells.

This area is currently producing oil and natural gas from three wells, with the remainder of the acreage is under development. The purchase price terms were:

Cash paid at closing	$1,500,000
Loan payable	1,000,000	(1)
Series A Preferred Stock issued	1,250,000	(2)
Total purchase price	$3,750,000

(1)	Payable in 60 days following the closing. The amount was paid in May 2012 by an affiliate of MIE Holdings as consideration for the White Hawk sale described below.

(2)	The Company issued 555,556 shares of Series A Preferred Stock at a grant date fair value of $1,250,000. In accordance with the purchase agreement, the Company has a contingent obligation to repurchase up to the full 555,5556 shares of Series A Preferred Stock at a price per share of $2.25 in the event that, on March 29, 2013 (the date that is twelve months from the closing date), the market value of the stock is less than $1,250,000, and the sellers demand repurchase. Accordingly, the Company has determined that the shares are redeemable at the option of the holder and has classified the Preferred Stock outside of shareholders’ equity on the accompanying balance sheet.

The following table summarizes the allocation of the aggregate contribution as follows:

Asset:	Valuation
Tangible equipment	$147,000
Proved oil and gas reserves	2,958,936
Unproved oil and gas leaseholds	629,050
Total	$3,734,986

The pro forma results of the White Hawk acquisition as if the transaction had occurred at January 1, 2012 and 2011, respectively, is:

				For the Year Ended December 31, 2011
	PEDEVCO	E&P-2	Combined (1)	PEDEVCO	E&P-2	Combined
	For the twelve months ending December 31, 2012	For the period from January 1, 2012 to March 29, 2012
Revenue	$503,153	$266,867	$770,020	$-	$384,116	$384,116
Lease operating costs	$(281,103)	$(44,099)	$(325,202)	-	$(41,422)	$(41,422)
Net loss	$(12,013,011)	$222,768	$(11,790,243)	$(763,677)	$342,694	$(420,983)
Net loss per common share	$(0.65)	$0.02	$(0.63)	$(0.06)	$0.03	$(0.03)
	(1.94)	0.06	(1.88)	(0.18)	0.09	(0.09)

(1)	Operating activities of the properties acquired from E&P-2 for the period from March 29, 2012 through the date of the sale of a 50% interest in White Hawk on May 23, 2012 were recorded in the consolidated financial statements of the Company. Following the sale of the 50% White Hawk interest, the company’s proportionate share of operating activities of White Hawk have been reflected in the equity earnings of White Hawk attributable to the Company.

On May 11, 2012, the Company merged its wholly-owned subsidiary, Excellong E&P-2, Inc. (“E&P-2”), into White Hawk Petroleum, LLC (“White Hawk”), a newly-formed Nevada limited liability company also wholly-owned by the Company (the “E&P-2 Merger”). The separate corporate existence of E&P-2 ceased as a result of the E&P-2 Merger. White Hawk then held all of the Eagle Ford Assets of the Company. The transaction among entities under common control was recorded at historical cost and no gain or loss was recognized. The assets transferred from E&P-2 to White Hawk amounted to $147,000 for tangible equipment and $2,958,936 for proved oil and gas reserves and $629,050 for unproved oil and gas leaseholds (total Eagle Ford E&P-2 property value of $3,734,986). The amount of production, depletion and depreciation between the acquisition date and the merger date was not material over this period.

On May 23, 2012, the Company completed the sale of 50% of the common stock of White Hawk (the “White Hawk Sale”) to an affiliate of MIE Holdings, which is also the Company’s 80% partner in Condor and a significant investor in the Company. As a result of the White Hawk Sale, an affiliate of MIE Holdings and the Company each have an equal 50% ownership interest in White Hawk and each have agreed to proportionately share all expenses and revenues with respect to the Eagle Ford Asset. The sale price consideration for the White Hawk Sale by the affiliate of MIE Holdings was $1,939,082 as follows:

Cash received at closing	$500,000
Cash received on June 29, 2012	500,000
Payment to Excellong E&P-2	1,000,000	(1)
Total cash consideration	2,000,000

Less: fair value of warrants issued at $3.75 per share	(1,586	)(2)
Less: fair value of warrants issued at $4.50 per share	(1,000	)(2)
Less: purchase price adjustment for net field income activity for March 2012 through sale date	(58,332	)(3)
Total sale price	$1,939,082

(1)	$1.0 million in cash paid directly to the original sellers of E&P-2 on behalf of the Company on May 23, 2012, which was the amount due to such sellers 60 days following the acquisition;

(2)	On May 23, 2012, the Company issued 166,667 warrants valued at $1,586 to purchase common stock at $3.75 per share exercisable in cash for a period of two years and an additional 166,667 warrants valued at $1,000 to purchase common stock at $4.50 per share exercisable in cash for a period of two years; and

(3)	The effective date of the sale was March 1, 2012. Accordingly, production activity from the effective date until the closing date is reflected as a purchase price adjustment.

The following table summarizes the allocation of the aggregate sale price as follows:

Asset:	Valuation
Tangible equipment	$76,015
Proved oil and gas reserves	1,863,067
Total	$1,939,082

In connection with the White Hawk Sale, the Company recorded a gain of $64,168 representing the difference between the Company’s carrying value of the 50% interest sold ($1,875,000) and the fair value of the net sale proceeds received from MIE Holdings ($1,939,168).